Segment, Product and Geographic Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 57,271	$ 60,588
Taiwan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	56,128	59,501
China [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	951	785
U.S. [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	114	199
Japan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	42	61
Korea [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 36	$ 42